Other Liabilities	12 Months Ended
Dec. 31, 2022
Other Liabilities Disclosure [Abstract]
Other Liabilities
26.	Other Liabilities:

As of December 31, 2022 and 2021, this item is composed as follows:

	2022	2021
	MCh$	MCh$

Accounts payable to third parties	379,540	322,221
Creditors for intermediation of financial instruments	131,106	83,975
Liability for income from usual activities from contracts with customers	59,258	70,543
Securities to be settled	27,198	55,049
Agreed dividends payable	8,005	5,140
VAT debit	4,744	5,441
Outstanding transactions	1,208	4,787
Other cash guarantees received	475	535
Other liabilities	32,725	24,012
Total	644,259	571,703